Summary of Significant Accounting Policies (Details) - Insu acquisition corp. II [Member]	12 Months Ended
Dec. 31, 2020 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of common stock share | shares	7,846,666
Federal depository insurance coverage | $	$ 250,000